Credit Risk - Summary of Stage 2 Decomposition (Detail) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of credit risk exposure [line items]
Exposure	£ 328,792	£ 316,322
Coverage	0.40%	0.30%
Stage 2
Disclosure of credit risk exposure [line items]
Exposure	£ 18,380	£ 12,354
ECL	£ 592	£ 348
Coverage	3.20%	2.80%
Stage 2 | Retail Banking
Disclosure of credit risk exposure [line items]
Exposure	£ 11,640	£ 9,475
ECL	£ 369	£ 259
Coverage	3.20%	2.70%
Stage 2 | Retail Banking | Mortgages
Disclosure of credit risk exposure [line items]
Exposure	£ 10,469	£ 8,223
ECL	£ 131	£ 101
Coverage	1.30%	1.20%
Stage 2 | Retail Banking | Business Banking
Disclosure of credit risk exposure [line items]
Exposure	£ 10	£ 6
ECL	£ 2	£ 2
Coverage	20.00%	33.30%
Stage 2 | Retail Banking | Consumer Auto Finance
Disclosure of credit risk exposure [line items]
Exposure	£ 379	£ 604
ECL	£ 37	£ 28
Coverage	9.80%	4.60%
Stage 2 | Retail Banking | Other Unsecured Lending
Disclosure of credit risk exposure [line items]
Exposure	£ 782	£ 642
ECL	£ 199	£ 128
Coverage	25.40%	19.90%
Stage 2 | Other business segments
Disclosure of credit risk exposure [line items]
Exposure	£ 6,740	£ 2,879
ECL	£ 223	£ 89
Coverage	3.30%	3.10%
Deterioation in probability of default | Stage 2
Disclosure of credit risk exposure [line items]
Exposure	£ 10,000	£ 8,842
ECL	£ 299	£ 219
Coverage	3.00%	2.50%
Deterioation in probability of default | Stage 2 | Retail Banking
Disclosure of credit risk exposure [line items]
Exposure	£ 7,840	£ 6,749
ECL	£ 259	£ 190
Coverage	3.30%	2.80%
Deterioation in probability of default | Stage 2 | Retail Banking | Mortgages
Disclosure of credit risk exposure [line items]
Exposure	£ 7,102	£ 6,216
ECL	£ 92	£ 77
Coverage	1.30%	1.20%
Deterioation in probability of default | Stage 2 | Retail Banking | Business Banking
Disclosure of credit risk exposure [line items]
Exposure	£ 0	£ 0
ECL	£ 0	£ 0
Coverage	0.00%	0.00%
Deterioation in probability of default | Stage 2 | Retail Banking | Consumer Auto Finance
Disclosure of credit risk exposure [line items]
Exposure	£ 88	£ 91
ECL	£ 13	£ 13
Coverage	14.80%	14.30%
Deterioation in probability of default | Stage 2 | Retail Banking | Other Unsecured Lending
Disclosure of credit risk exposure [line items]
Exposure	£ 650	£ 442
ECL	£ 154	£ 100
Coverage	23.70%	22.60%
Deterioation in probability of default | Stage 2 | Other business segments
Disclosure of credit risk exposure [line items]
Exposure	£ 2,160	£ 2,093
ECL	£ 40	£ 29
Coverage	1.90%	1.40%
Forbearance support provided | Stage 2
Disclosure of credit risk exposure [line items]
Exposure	£ 767	£ 561
ECL	£ 8	£ 5
Coverage	1.00%	0.90%
Forbearance support provided | Stage 2 | Retail Banking
Disclosure of credit risk exposure [line items]
Exposure	£ 612	£ 504
ECL	£ 3	£ 3
Coverage	0.50%	0.60%
Forbearance support provided | Stage 2 | Retail Banking | Mortgages
Disclosure of credit risk exposure [line items]
Exposure	£ 602	£ 504
ECL	£ 3	£ 3
Coverage	0.50%	0.60%
Forbearance support provided | Stage 2 | Retail Banking | Business Banking
Disclosure of credit risk exposure [line items]
Exposure	£ 0	£ 0
ECL	£ 0	£ 0
Coverage	0.00%	0.00%
Forbearance support provided | Stage 2 | Retail Banking | Consumer Auto Finance
Disclosure of credit risk exposure [line items]
Exposure	£ 0	£ 0
ECL	£ 0	£ 0
Coverage	0.00%	0.00%
Forbearance support provided | Stage 2 | Retail Banking | Other Unsecured Lending
Disclosure of credit risk exposure [line items]
Exposure	£ 10	£ 0
ECL	£ 0	£ 0
Coverage	0.00%	0.00%
Forbearance support provided | Stage 2 | Other business segments
Disclosure of credit risk exposure [line items]
Exposure	£ 155	£ 57
ECL	£ 5	£ 2
Coverage	3.20%	3.50%
Other(2) | Stage 2
Disclosure of credit risk exposure [line items]
Exposure	£ 2,493	£ 1,737
ECL	£ 112	£ 76
Coverage	4.50%	4.40%
Other(2) | Stage 2 | Retail Banking
Disclosure of credit risk exposure [line items]
Exposure	£ 1,447	£ 1,174
ECL	£ 22	£ 20
Coverage	1.50%	1.70%
Other(2) | Stage 2 | Retail Banking | Mortgages
Disclosure of credit risk exposure [line items]
Exposure	£ 1,165	£ 520
ECL	£ 7	£ 6
Coverage	0.60%	1.20%
Other(2) | Stage 2 | Retail Banking | Business Banking
Disclosure of credit risk exposure [line items]
Exposure	£ 0	£ 0
ECL	£ 0	£ 0
Coverage	0.00%	0.00%
Other(2) | Stage 2 | Retail Banking | Consumer Auto Finance
Disclosure of credit risk exposure [line items]
Exposure	£ 248	£ 478
ECL	£ 11	£ 4
Coverage	4.40%	0.80%
Other(2) | Stage 2 | Retail Banking | Other Unsecured Lending
Disclosure of credit risk exposure [line items]
Exposure	£ 34	£ 176
ECL	£ 4	£ 10
Coverage	11.80%	5.70%
Other(2) | Stage 2 | Other business segments
Disclosure of credit risk exposure [line items]
Exposure	£ 1,046	£ 563
ECL	£ 90	£ 56
Coverage	8.60%	9.90%
30 DPD | Stage 2
Disclosure of credit risk exposure [line items]
Exposure	£ 1,150	£ 1,214
ECL	£ 63	£ 48
Coverage	5.50%	4.00%
30 DPD | Stage 2 | Retail Banking
Disclosure of credit risk exposure [line items]
Exposure	£ 897	£ 1,048
ECL	£ 58	£ 46
Coverage	6.50%	4.40%
30 DPD | Stage 2 | Retail Banking | Mortgages
Disclosure of credit risk exposure [line items]
Exposure	£ 805	£ 983
ECL	£ 14	£ 15
Coverage	1.70%	1.50%
30 DPD | Stage 2 | Retail Banking | Business Banking
Disclosure of credit risk exposure [line items]
Exposure	£ 10	£ 6
ECL	£ 2	£ 2
Coverage	20.00%	33.30%
30 DPD | Stage 2 | Retail Banking | Consumer Auto Finance
Disclosure of credit risk exposure [line items]
Exposure	£ 27	£ 35
ECL	£ 12	£ 11
Coverage	44.40%	31.40%
30 DPD | Stage 2 | Retail Banking | Other Unsecured Lending
Disclosure of credit risk exposure [line items]
Exposure	£ 55	£ 24
ECL	£ 30	£ 18
Coverage	54.50%	75.00%
30 DPD | Stage 2 | Other business segments
Disclosure of credit risk exposure [line items]
Exposure	£ 253	£ 166
ECL	£ 5	£ 2
Coverage	2.00%	1.20%
Payment holiday | Stage 2
Disclosure of credit risk exposure [line items]
Exposure	£ 844
ECL	£ 27
Coverage	3.20%
Payment holiday | Stage 2 | Retail Banking
Disclosure of credit risk exposure [line items]
Exposure	£ 844
ECL	£ 27
Coverage	3.20%
Payment holiday | Stage 2 | Retail Banking | Mortgages
Disclosure of credit risk exposure [line items]
Exposure	£ 795
ECL	£ 15
Coverage	1.90%
Payment holiday | Stage 2 | Retail Banking | Business Banking
Disclosure of credit risk exposure [line items]
Exposure	£ 0
ECL	£ 0
Coverage	0.00%
Payment holiday | Stage 2 | Retail Banking | Consumer Auto Finance
Disclosure of credit risk exposure [line items]
Exposure	£ 16
ECL	£ 1
Coverage	6.30%
Payment holiday | Stage 2 | Retail Banking | Other Unsecured Lending
Disclosure of credit risk exposure [line items]
Exposure	£ 33
ECL	£ 11
Coverage	33.30%
Payment holiday | Stage 2 | Other business segments
Disclosure of credit risk exposure [line items]
Exposure	£ 0
ECL	£ 0
Coverage	0.00%
High risk corporate | Stage 2
Disclosure of credit risk exposure [line items]
Exposure	£ 3,126
ECL	£ 83
Coverage	2.70%
High risk corporate | Stage 2 | Retail Banking
Disclosure of credit risk exposure [line items]
Exposure	£ 0
ECL	£ 0
Coverage	0.00%
High risk corporate | Stage 2 | Other business segments
Disclosure of credit risk exposure [line items]
Exposure	£ 3,126
ECL	£ 83
Coverage	2.70%